Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Significant Intercompany Transactions

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the "Company"). All significant intercompany transactions have been eliminated. Details of the Company's significant subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2024	Principal activities
Sinovac Biotech (Hong Kong) Limited ("Sinovac Hong Kong")	October 2008	Hong Kong SAR, China	100.00%	International sales and marketing
Sinovac Biotech Co., Ltd. ("Sinovac Beijing")	April 2001	People's Republic of China ("PRC”)	73.09%	Research and development, production and sales of vaccine products
Sinovac Life Sciences Co., Ltd. ("Sinovac LS") (formerly Sinovac Research & Development Co., Ltd.)	May 2009	PRC	59.24%	Research and development, production and sales of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. ("Sinovac Dalian")	January 2010	PRC	68.00%	Research and development, production and sales of vaccine products
Sinovac Biomed Co., Ltd. ("Sinovac Biomed")	April 2015	PRC	100.00%	Distribution of vaccine products
Sinovac Holding Group Co., Ltd. ("Sinovac Beijing Holding")	June 2024	PRC	100.00%	Regional holding company
Sinovac Business Services (Dalian) Co., Ltd.	January 2024	PRC	100.00%	Shared Service Center
Sinovac Biotech (Singapore) Pte. Ltd. ("Sinovac Singapore")	August 2020	Singapore	100.00%	International sales and marketing

Schedule of Estimated Useful Lives of Assets

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and buildings	10 to 30 years
Machinery and equipment	3 to 10 years
Motor vehicles	4 to 7 years
Office equipment and furniture	3 to 10 years
Leasehold improvements	Lesser of useful lives and term of lease

Summary of Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured on a recurring basis or disclosed at fair value as of December 13, 2024, 2023, 2022 and 2021 are summarized below:

	Fair value measurement or disclosure
	at December 31, 2024 using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$2,134,316	$—	$2,134,316	$—
Equity securities (b)	712,181	712,181	—	—
Total recurring fair value measurements	$2,846,497	$712,181	$2,134,316	$—

	Fair value measurement or disclosure
	at December 31, 2023(Restated) using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$1,157,885	$—	$1,157,885	$—
Equity securities (b)	534,985	534,985	—	—
Total recurring fair value measurements	$1,692,870	$534,985	$1,157,885	$—

	Fair value measurement or disclosure
	at December 31, 2022(Restated) using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$408,808	$—	$408,808	$—
Equity securities (b)	—	—	—	—
Total recurring fair value measurements	$408,808	$—	$408,808	$—

Fair value measurement or disclosure
at December 31, 2021(Restated) using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$—	$—	$—	$—
Equity securities (b)	—	—	—	—
Total recurring fair value measurements	$—	$—	$—	$—

(a) Available-for-sale debt investments primarily consist of corporate bonds, mortgage-backed securities (MBS), asset-backed securities (ABS), and government-related bonds.

(b) Equity securities measured at fair value primarily consist of mutual funds.

Certain investments that are measured at fair value using net asset value as a practical expedient under ASC 820 have not been categorized in the fair value hierarchy. As of December 31, 2024, 2023, 2022 and 2021, the fair value of these assets is $5,117 million, $6,933 million, $6,847 million and $79 million, respectively.